UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (41.1%)
$ 1,000	BNP Paribas Securities Corp., (dated 09/03/13; proceeds $1,000,125; fully collateralized by various U.S. Government Agencies, 1.63% - 4.50% due 04/20/29 - 07/20/42; valued at $1,030,000) (Demand 10/07/13)	0.05	(a)%	12/02/13	$1,000,000
7,330	BNP Paribas Securities Corp., (dated 09/30/13; proceeds $7,330,014; fully collateralized by various U.S. Government Agencies, 1.87% - 3.31% due 12/01/35 - 06/01/41; valued at $7,549,900)	0.07		10/01/13	7,330,000
1,000	BNP Paribas Securities Corp., (dated 07/19/13; proceeds $1,000,264; fully collateralized by various U.S. Government Agencies, 1.63% - 5.00% due 02/20/24 - 11/20/41; valued at $1,030,000) (Demand 10/07/13)	0.08	(a)	11/15/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 06/05/13; proceeds $1,000,295; fully collateralized by various U.S. Government Agencies; 1.63% - 3.00% due 12/20/29 - 02/20/41; valued at $1,030,000)	0.09		10/01/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 07/08/13; proceeds $1,000,228; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 08/20/38 - 07/20/42; valued at $1,030,000)	0.09		10/07/13	1,000,000
10,000	ING Financial Markets LLC, (dated 09/30/13; proceeds $10,000,019; fully collateralized by a U.S. Government Agency, 4.31% due 04/01/40; valued at $10,268,100)	0.07		10/01/13	10,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 08/12/13; proceeds $500,150; fully collateralized by a U.S. Government Agency, Zero Coupon due 12/27/13; valued at $510,974) (Demand 10/07/13)	0.09	(a)	12/10/13	500,000
5,000	Mizuho Securities USA, Inc., (dated 09/30/13; proceeds $5,000,018; fully collateralized by a U.S. Government Agency, 4.00% due 01/20/41 and by a U.S. Government Obligation, 7.88% due 02/15/21; valued at $5,144,754)	0.13		10/01/13	5,000,000
5,000	RBC Capital Markets LLC, (dated 09/30/13; proceeds $5,000,011; fully collateralized by various U.S. Government Agencies; 2.10% - 3.75% due 12/01/39 - 04/01/43; valued at $5,150,001)	0.08		10/01/13	5,000,000
900	Wells Fargo Securities LLC, (dated 09/19/13; proceeds $900,108; fully collateralized by various U.S. Government Obligations; Zero Coupon - 1.13% due 04/30/20 - 11/15/41; valued at $919,589)	0.09		11/06/13	900,000

	Total Repurchase Agreements (Cost $32,730,000)				32,730,000

	Commercial Paper (26.3%)
	Automobiles (1.1%)
900	Toyota Motor Credit Corp.	0.23 - 0.27		01/02/14 - 01/15/14	899,364

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	International Banks (25.2%)
300	Caisse Des Depots Et (b)	0.20		12/17/13	299,872
3,600	Caisse Des Depots Et	0.21 - 0.22		11/26/13 - 01/10/14	3,598,354
2,900	DBS Bank Ltd. (b)	0.17 - 0.20		12/03/13 - 12/17/13	2,898,951
400	Deutsche Bank Financial LLC	0.31		11/26/13	399,807
3,000	NRW Bank	0.09		10/02/13	2,999,993
2,350	Oversea Chinese Banking Corporation	0.19 - 0.27		10/02/13 - 01/03/14	2,349,476
2,000	Skandin Ens Banken AB (b)	0.30		11/01/13	1,999,483
900	Societe Generale	0.30		10/31/13	899,775
1,500	Sumitomo Mitsui Banking Corp.	0.22		12/10/13	1,499,358
1,000	Swedbank AB	0.24 - 0.26		11/21/13 - 12/19/13	999,474
2,100	United Overseas Bank Ltd. (b)	0.20 - 0.27		01/06/14 - 03/24/14	2,098,394

					20,042,937

	Total Commercial Paper (Cost $20,942,301)				20,942,301

	Certificates of Deposit (10.3%)
	International Banks
1,600	Credit Industrial et Commercial	0.22		12/10/13	1,600,000
1,000	Credit Suisse NY	0.33		12/30/13	1,000,000
1,850	Deutsche Bank AG	0.35 - 0.37		10/30/13 - 11/26/13	1,850,000
900	Skandin Ens Banken AB	0.30		11/07/13	899,995
750	Sumitomo Mitsui Banking Corp.	0.21		12/09/13	750,000
600	Svenska Handelsbanken AB	0.22		11/22/13	600,013
1,500	Toronto-Dominion Bank	0.17		12/18/13	1,500,000

	Total Certificates of Deposit (Cost $8,200,008)				8,200,008

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE	VALUE
	Floating Rate Notes (9.4%)
	International Banks
500	ASB Finance Ltd. (b)	0.29%	10/03/13	01/03/14	500,000
350	BNZ International Funding Ltd. (b)	0.28	12/09/13	12/09/13	350,000
300	BNZ International Funding Ltd.	0.28	12/06/13	12/06/13	300,000
750	HSBC Bank PLC	0.27	10/10/13	04/10/14	750,000
1,700	National Australia Bank	0.26	10/11/13	10/11/13	1,700,000
2,000	Rabobank Nederland NY	0.26	12/24/13	03/24/14	2,000,000
880	Toronto Dominion Bank	0.27	10/21/13	10/21/13	880,000
1,000	Westpac Banking Corp.	0.27	10/09/13	10/09/13	1,000,000

	Total Floating Rate Notes (Cost $7,480,000)				7,480,000

	Extendible Floating Rate Notes (9.1%)
	Domestic Banks (5.0%)
2,000	JP Morgan Chase Bank NA	0.34	12/09/13	03/07/19	2,000,000
	(Extendible Maturity Date 10/07/14)
2,000	Wells Fargo Bank NA	0.30 - 0.32	10/21/13 - 12/16/13	03/20/19 - 07/15/19	2,000,000
	(Extendible Maturity Date 10/15/14 - 10/21/14)

					4,000,000

	International Banks (4.1%)
1,000	Bank of Nova Scotia	0.33	10/30/13	01/31/19	1,000,000
	(Extendible Maturity Date 10/30/14)
1,000	Royal Bank of Canada	0.32	10/01/13	04/01/19	999,937
	(Extendible Maturity Date 10/01/14)

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

1,300	Svenska Handelsbanken AB (b)	0.27	10/15/13	03/14/14	1,300,000
	(Extendible Maturity Date 03/14/14)

					3,299,937

	Total Extendible Floating Rate Notes (Cost $7,299,937)				7,299,937

	Tax-Exempt Instruments (3.7%)
	Weekly Variable Rate Bond
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.07	10/07/13	10/01/48	3,000,000

	Total Investments (Cost $79,652,246) (d)		99.9%		79,652,246
	Other Assets in Excess of Liabilities		0.1		75,681

	Net Assets		100.0%		$79,727,927

(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (66.0%)
	Basic Materials (2.5%)
$ 190	ArcelorMittal (Luxembourg)	9.50%	02/15/15	$209,000
100	Barrick Gold Corp. (Canada)	2.50	05/01/18	95,457
85	Ecolab, Inc.	1.00	08/09/15	85,078
115	Ecolab, Inc.	3.00	12/08/16	120,707
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	170,701
260	Kinross Gold Corp. (Canada)	3.625	09/01/16	260,180
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	125,119

				1,066,242

	Communications (6.4%)
250	Amazon.com, Inc.	1.20	11/29/17	244,465
375	AT&T, Inc.	2.50	08/15/15	386,435
225	Baidu, Inc. (China)	3.25	08/06/18	225,460
300	Comcast Corp.	6.50	01/15/15	322,511
220	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.75	10/01/14	228,703
145	News America, Inc.	5.30	12/15/14	153,028
175	Time Warner Cable, Inc.	6.75	07/01/18	195,639
225	Verizon Communications, Inc.	1.10	11/01/17	216,982
300	Verizon Communications, Inc.	3.65	09/14/18	316,466
225	Viacom, Inc.	2.50	09/01/18	224,844
275	Vodafone Group PLC (United Kingdom)	1.25	09/26/17	267,511

				2,782,044

	Consumer, Cyclical (4.2%)
280	Daimler Finance North America LLC (a)	1.875	09/15/14	283,059
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	250,682
230	Glencore Funding LLC (a)	1.70	05/27/16	226,768
220	Home Depot, Inc.	5.40	03/01/16	244,180
240	Nissan Motor Acceptance Corp. (a)	2.65	09/26/18	240,952
430	Volkswagen International Finance N.V. (Germany) (a)	1.625	03/22/15	435,680
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	140,776

				1,822,097

	Consumer, Non-Cyclical (12.4%)
255	AbbVie, Inc.	1.20	11/06/15	256,054
265	AbbVie, Inc.	1.75	11/06/17	263,083
250	Altria Group, Inc.	4.125	09/11/15	265,313
150	Amgen, Inc.	2.50	11/15/16	155,812
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	172,663
205	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.375	11/15/14	216,138
265	Bacardi Ltd. (Bermuda) (a)	7.45	04/01/14	273,614
200	BAT International Finance PLC (United Kingdom) (a)	1.40	06/05/15	201,890
265	Baxter International, Inc.	1.85	06/15/18	265,061
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	266,170
100	Covidien International Finance SA	1.35	05/29/15	101,019
275	Diageo Capital PLC (United Kingdom)	1.50	05/11/17	275,339
210	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	208,599
200	Express Scripts Holding Co.	2.75	11/21/14	204,391
120	General Mills, Inc.	0.875	01/29/16	120,017
350	Gilead Sciences, Inc.	3.05	12/01/16	369,812
75	Kellogg Co.	1.125	05/15/15	75,633
250	Kraft Foods Group, Inc.	2.25	06/05/17	255,190
225	Kroger Co. (The)	7.50	01/15/14	229,425
370	McKesson Corp.	3.25	03/01/16	390,155
175	PepsiCo, Inc.	0.75	03/05/15	175,620
200	Takeda Pharmaceutical Co., Ltd. (Japan) (a)	1.031	03/17/15	200,832

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

85	UnitedHealth Group, Inc.	1.40	10/15/17	83,995
100	Ventas Realty LP	1.55	09/26/16	100,207
240	WellPoint, Inc.	1.875	01/15/18	238,141

				5,364,173

	Diversified (0.5%)
200	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625	06/29/17	199,662

	Energy (2.6%)
115	Enterprise Products Operating LLC	1.25	08/13/15	115,657
225	Enterprise Products Operating LLC, Series O	9.75	01/31/14	231,548
380	Marathon Petroleum Corp.	3.50	03/01/16	399,325
275	Phillips 66	1.95	03/05/15	279,268
100	TransCanada PipeLines Ltd. (Canada)	0.875	03/02/15	100,345

				1,126,143

	Finance (31.3%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	275,063
120	Abbey National Treasury Services PLC (United Kingdom)	3.05	08/23/18	122,049
110	Aflac, Inc.	3.45	08/15/15	115,558
200	American Express Co.	7.25	05/20/14	208,493
175	American Express Credit Corp.	1.30	07/29/16	176,170
205	American Honda Finance Corp. (Japan) (a)	1.60	02/16/18	201,883
200	Australia & New Zealand Banking Group Ltd. (Australia)	1.45	05/15/18	194,699
325	Banco Bradesco SA (Brazil)	4.50	01/12/17	337,188
620	Bank of America Corp., Series 1	3.75	07/12/16	657,439
195	Bank of Montreal, MTN (Canada)	1.40	09/11/17	192,306
300	Barclays Bank PLC (United Kingdom)	5.20	07/10/14	310,560
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	212,644
250	Branch Banking & Trust Co.	1.45	10/03/16	251,660
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	107,991
300	Capital One Financial Corp.	7.375	05/23/14	312,819
405	Citigroup, Inc.	4.45	01/10/17	438,857
250	Commonwealth Bank of Australia (Australia)	1.95	03/16/15	254,949
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	253,275
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	122,460
250	Credit Agricole SA (France) (a)	2.125	04/17/18	247,755
250	Discover Bank	2.00	02/21/18	244,689
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	215,016
635	General Electric Capital Corp.	1.625	04/02/18	625,761
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	323,023
350	HSBC Finance Corp.	5.25	04/15/15	371,638
255	Hyundai Capital America (a)	2.125	10/02/17	254,615
200	ING Bank N.V. (Netherlands) (a)	3.75	03/07/17	210,229
125	ING US, Inc.	2.90	02/15/18	125,638
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	196,813
135	JPMorgan Chase & Co.	3.15	07/05/16	141,741
425	JPMorgan Chase & Co., MTN	1.875	03/20/15	431,825
230	Macquarie Group Ltd. (Australia) (a)	7.30	08/01/14	241,575
275	Metropolitan Life Global Funding I (a)(b)	1.50	01/10/18	270,345
230	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85	03/21/18	224,914
350	Monumental Global Funding III (a)	5.25	01/15/14	354,761
255	National Australia Bank Ltd. (Australia)	2.30	07/25/18	257,381
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	282,081
240	Nordea Bank AB (Sweden) (a)	0.875	05/13/16	238,303
150	PACCAR Financial Corp., MTN	1.15	08/16/16	150,427
250	PNC Bank NA	0.80	01/28/16	249,262
250	Principal Financial Group, Inc.	1.85	11/15/17	248,086
320	Prudential Financial, Inc., MTN	4.75	09/17/15	343,506
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	195,055

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)) continued

170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55		09/18/15	173,731
40	Santander Holdings USA, Inc.	3.45		08/27/18	40,897
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75		03/19/18	196,093
300	Standard Chartered PLC (United Kingdom) (a)	3.85		04/27/15	311,810
200	Swedbank AB (Sweden) (a)	1.75		03/12/18	196,861
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625		09/10/18	230,461
365	UBS AG (Switzerland)	3.875		01/15/15	379,922
470	Wells Fargo & Co.	3.676		06/15/16	501,233
350	Westpac Banking Corp. (Australia) (a)	1.375		05/30/18	340,091

					13,561,601

	Industrials (1.9%)
215	Eaton Corp. (a)	1.50		11/02/17	212,183
200	Heathrow Funding Ltd. (United Kingdom) (a)	2.50		06/25/15	203,170
115	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda) (a)	2.875		01/15/19	114,774
50	Precision Castparts Corp.	0.70		12/20/15	49,880
250	Waste Management, Inc.	2.60		09/01/16	258,535

					838,542

	Technology (2.2%)
160	Applied Materials, Inc.	2.65		06/15/16	166,627
275	EMC Corp.	1.875		06/01/18	274,270
110	Hewlett-Packard Co.	3.30		12/09/16	114,529
130	Oracle Corp.	2.375		01/15/19	130,773
300	TSMC Global Ltd. (Taiwan) (a)	1.625		04/03/18	289,773

					975,972

	Utilities (2.0%)
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	358,526
225	GDF Suez (France) (a)	1.625		10/10/17	224,281
175	Northeast Utilities	1.45		05/01/18	170,699
110	Southern Co. (The)	2.45		09/01/18	111,197

					864,703

	Total Corporate Bonds (Cost $28,697,843)				28,601,179

	Asset-Backed Securities (12.9%)
200	Ally Auto Receivables Trust	0.57		08/20/15	199,946
200	Ally Master Owner Trust	2.15		01/15/16	200,889
800	American Express Credit Account Master Trust	1.432	(c)	03/15/17	807,572
	CarMax Auto Owner Trust
180		0.52		07/17/17	179,437
150		0.97		04/16/18	150,432
55		1.29		09/15/15	55,130
	Chase Issuance Trust
425		0.54		10/16/17	424,233
573		0.59		08/15/17	572,531
169	Fifth Third Auto Trust	0.88		10/16/17	169,543
210	Ford Credit Auto Lease Trust	0.60		03/15/16	209,984
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	392,525
	GE Dealer Floorplan Master Note Trust
275		0.67	(c)	06/20/17	275,693
330		0.78	(c)	07/20/16	330,379
18	Hyundai Auto Lease Securitization Trust (a)	1.02		08/15/14	17,998
145	Hyundai Auto Receivables Trust	1.01		02/15/18	145,618
475	John Deere Owner Trust	0.60		03/15/17	474,638
	North Carolina State Education Assistance Authority
42		0.72	(c)	01/25/21	42,154
225		1.066	(c)	07/25/25	226,030
100	Panhandle-Plains Higher Education Authority, Inc.	1.198	(c)	07/01/24	100,121
202	Toyota Auto Receivables Owner Trust	0.89		07/17/17	202,979
235	Volvo Financial Equipment LLC (a)	0.74		03/15/17	234,759

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	World Omni Automobile Lease Securitization Trust
60		0.93	11/16/15	60,165
113		1.10	12/15/16	113,433

	Total Asset-Backed Securities (Cost $5,562,539)			5,586,189

	U.S. Treasury Securities (9.1%)
	U.S. Treasury Notes
970		0.375	01/15/16	969,431
2,825		2.25	03/31/16	2,951,244

	Total U.S. Treasury Securities (Cost $3,967,918)			3,920,675

	Agency Adjustable Rate Mortgages (5.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
193		2.326	06/01/36	204,485
413		2.565	07/01/38	444,006
179		2.578	07/01/38	189,490
58		2.643	07/01/36	61,096
38		2.931	01/01/38	40,144
	Federal National Mortgage Association,
	Conventional Pools:
195		2.344	05/01/35	206,547
231		2.54	09/01/38	244,355
363		2.603	04/01/38	385,187
252		2.622	10/01/39	266,643
	Government National Mortgage Association,
	Various Pools:
137		3.00	11/20/39–02/20/40	142,751

	Total Agency Adjustable Rate Mortgages (Cost $2,193,714)			2,184,704

	Collateralized Mortgage Obligations - Agency Collateral Series (2.5%)
	Federal Home Loan Mortgage Corporation
245		1.426	08/25/17	246,008
	REMIC
210		7.50	09/15/29	244,286
	Federal National Mortgage Association
218		0.595	08/25/15	217,799
123		0.953	11/25/15	123,651
250		1.083	02/25/16	251,385

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,069,594)			1,083,129

	Sovereign (1.0%)
245	Korea Development Bank (The) (Korea, Republic of)	1.50	01/22/18	236,748
200	Qatar Government International Bond (Qatar) (a)	4.00	01/20/15	208,000

	Total Sovereign (Cost $453,928)			444,748

	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association,
	Conventional Pools:
117		6.50	01/01/32–11/01/33	130,914
106		7.00	08/01/29–06/01/32	117,495

	Total Agency Fixed Rate Mortgages (Cost $232,380)			248,409

	Commercial Mortgage-Backed Security (0.2%)
99	Citigroup Commercial Mortgage Trust (Cost $100,972)	2.11	01/12/18	99,075

	Short-Term Investments (1.9%)
	U.S. Treasury Security (0.2%)
70	U.S. Treasury Bill (Cost $69,983) (d)(e)	0.074	01/30/14	69,999

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (1.7%)
737	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $736,567)		736,567

	Total Short-Term Investments (Cost $806,550)		806,566

	Total Investments (Cost $43,085,438) (g)(h)	99.2%	42,974,674
	Other Assets in Excess of Liabilities	0.8	362,259

	Net Assets	100.0%	$43,336,933

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	For the nine months ended September 30, 2013, the cost of purchases and the proceeds from sales of MetLife, Inc, Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940, was $273,565 and $534,466, respectively, including net realized losses of $8,018.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.
(d)	Rate shown is the yield to maturity at September 30, 2013.
(e)	All or a portion of this security was pledged to cover margin requirements for open futures contracts.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Futures Contracts Open at September 30, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
62	Long	U.S. Treasury 2 yr. Note, Dec-13	$13,656,469	$32,937
14	Long	U.S. Treasury 10 yr. Note, Dec-13	1,769,469	25,813
7	Long	U.S. Treasury 30 yr. Bond, Dec-13	933,625	11,157
11	Short	U.S. Treasury 5 yr. Note, Dec-13	(1,331,516)	(16,297)

		Net Unrealized Appreciation		$53,610

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Credit Default Swap Agreements Open at September 30, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank
Alcoa, Inc.	Buy	$250	1.00%	9/20/18	$(5,026)	$26,140	$21,114	BBB-
Barclays Bank
Quest Diagnostics Inc.	Buy	250	1.00	12/20/18	(1,750)	—	(1,750)	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	600	1.00	6/20/18	4,228	3,314	7,542	NR
JPMorgan Chase
Kohl’s Corporation	Buy	250	1.00	6/20/18	(10,994)	14,208	3,214	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	110	1.00	6/20/18	93	1,290	1,383	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.20	Sell	250	1.00	6/20/18	3,098	7	3,105	NR

Total Credit Default Swaps		$1,710			$(10,351)	$44,959	$34,608

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$660	3 Month LIBOR	Receive	2.10%	02/05/23	$29,962
Goldman Sachs	1,050	3 Month LIBOR	Receive	2.09	02/15/23	49,853
Morgan Stanley & Co., LLC*	5,552	3 Month LIBOR	Receive	0.48	08/01/15	(6,998)
Royal Bank of Canada	1,060	3 Month LIBOR	Receive	2.06	02/06/23	52,500

		Net Unrealized Appreciation				$125,317

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (96.1%)
		Basic Materials (7.0%)
	$333	Allegheny Technologies, Inc.	4.25%	06/01/14	$346,736
	545	ArcelorMittal (Luxembourg)	10.35	06/01/19	673,075
EUR	811	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	228,869
	$225	Ashland, Inc.	6.875	05/15/43	217,125
	935	Barrick Gold Corp. (Canada)	4.10	05/01/23	824,940
	390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	378,300
	595	Georgia-Pacific LLC	8.875	05/15/31	824,109
	390	Glencore Funding LLC (a)	4.125	05/30/23	361,479
	890	Goldcorp, Inc. (Canada)	3.70	03/15/23	813,619
	535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	556,520
	580	Kinross Gold Corp. (Canada)	5.125	09/01/21	551,096
	545	Lubrizol Corp.	8.875	02/01/19	723,537
	1,000	MeadWestvaco Corp.	7.375	09/01/19	1,169,488
	550	NewMarket Corp.	4.10	12/15/22	531,845
	470	NOVA Chemicals Corp. (a)	5.25	08/01/23	472,644
	1,100	Rio Tinto Finance USA PLC (United Kingdom)	2.875	08/21/22	1,012,705
	550	Rockwood Specialties Group, Inc.	4.625	10/15/20	555,500
	290	Syngenta Finance N.V. (Switzerland)	4.375	03/28/42	274,113
	341	United States Steel Corp.	4.00	05/15/14	350,591
	195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	198,743
	210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	213,665

					11,278,699

		Communications (11.0%)
	650	AT&T, Inc.	5.35	09/01/40	633,069
	875	AT&T, Inc.	6.30	01/15/38	948,708
	310	Cablevision Systems Corp.	7.75	04/15/18	348,750
	575	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	519,505
	920	Comcast Corp.	6.40	05/15/38	1,094,273
	195	CSC Holdings LLC	6.75	11/15/21	209,625
	300	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	416,744
	1,275	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,192,130
	350	MDC Partners, Inc. (Canada) (a)	6.75	04/01/20	356,125
	505	MetroPCS Wireless, Inc. (a)	6.25	04/01/21	509,419
	1,045	NBC Universal Media LLC	4.375	04/01/21	1,126,806
	575	News America, Inc.	6.15	02/15/41	635,626
	200	News America, Inc.	6.40	12/15/35	221,335
	700	Omnicom Group, Inc.	3.625	05/01/22	672,599
	250	Priceline.com, Inc. (a)	0.35	06/15/20	262,969
	900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	819,180
	260	Qwest Corp.	6.875	09/15/33	253,161
	357	RF Micro Devices, Inc.	1.00	04/15/14	364,809
	320	SK Telecom Co., Ltd. (Korea, Republic of) (a)	2.125	05/01/18	313,334
	375	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	367,407
	580	Telefonica Europe BV (Spain)	8.25	09/15/30	681,469
	1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,341,524
	760	Time Warner, Inc.	7.70	05/01/32	959,517
	1,085	Verizon Communications, Inc.	3.85	11/01/42	860,166
	1,375	Verizon Communications, Inc.	6.55	09/15/43	1,557,724
	500	Viacom, Inc.	5.85	09/01/43	510,809
	450	WPP Finance 2010 (United Kingdom)	3.625	09/07/22	427,915

					17,604,698

		Consumer, Cyclical (5.5%)
	425	American Airlines Pass-Through Trust (a)	4.00	07/15/25	398,438
	900	American Airlines Pass-Through Trust (a)	4.95	01/15/23	904,500
	650	British Airways PLC (United Kingdom) (a)	4.625	06/20/24	651,625

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	715	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	793,650
	395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	568,495
	425	Exide Technologies (b)(c)	8.625	02/01/18	310,250
	475	General Motors Co. (a)	4.875	10/02/23	466,687
	470	Glencore Funding LLC (a)	2.50	01/15/19	441,103
	333	Iconix Brand Group, Inc.	2.50	06/01/16	411,047
	208	International Game Technology	3.25	05/01/14	230,360
	250	Lowe’s Cos., Inc.	5.00	09/15/43	252,814
	575	QVC, Inc.	4.375	03/15/23	535,755
	875	United Airlines Pass-Through Trust	4.30	08/15/25	855,312
	275	US Airways Pass-Through Trust	3.95	11/15/25	254,375
	745	Wesfarmers Ltd. (Australia) (a)	1.874	03/20/18	734,581
	780	Wyndham Worldwide Corp.	4.25	03/01/22	769,545
	265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	298,788

					8,877,325

		Consumer, Non-Cyclical (6.0%)
	440	ADT Corp. (The) (a)(d)	6.25	10/15/21	447,150
	765	Aetna, Inc.	2.75	11/15/22	707,367
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	418,000
	819	Amgen, Inc.	5.15	11/15/41	797,953
	340	ARAMARK Corp. (a)	5.75	03/15/20	345,100
	242	Archer-Daniels-Midland Co.	0.875	02/15/14	246,537
	425	Boston Scientific Corp.	4.125	10/01/23	423,325
	495	Boston Scientific Corp.	6.00	01/15/20	566,864
	260	BRF SA (Brazil) (a)	3.95	05/22/23	224,250
	275	ConAgra Foods, Inc.	4.65	01/25/43	250,551
	350	ESAL GmbH (Brazil) (a)	6.25	02/05/23	310,625
	279	Jarden Corp. (a)	1.875	09/15/18	336,195
	700	Mallinckrodt International Finance SA (a)	4.75	04/15/23	666,816
	321	PHH Corp.	4.00	09/01/14	350,492
	600	Philip Morris International, Inc.	4.50	03/20/42	563,627
	455	RR Donnelley & Sons Co.	7.875	03/15/21	490,262
	342	Salix Pharmaceuticals Ltd.	1.50	03/15/19	421,301
	800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	862,000
	500	UnitedHealth Group, Inc.	2.875	03/15/23	471,472
	630	Verisk Analytics, Inc.	5.80	05/01/21	697,309

					9,597,196

		Energy (9.4%)
	160	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	151,200
	1,075	BP Capital Markets PLC (United Kingdom)	3.245	05/06/22	1,039,855
	675	Buckeye Partners LP	4.15	07/01/23	660,001
	450	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	503,085
	225	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	231,334
	550	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	668,392
	400	Cimarex Energy Co.	5.875	05/01/22	406,000
	125	Continental Resources, Inc.	4.50	04/15/23	123,281
	420	Continental Resources, Inc.	7.125	04/01/21	471,450
	600	DCP Midstream Operating LP	3.875	03/15/23	547,006
	510	Ecopetrol SA (Colombia)	5.875	09/18/23	531,675
	425	Energy Transfer Partners LP	3.60	02/01/23	396,652
	600	Energy Transfer Partners LP	4.90	02/01/24	610,933
EUR	200	Eni SpA, Series GALP (Portugal)	0.25	11/30/15	283,585
	$275	Enterprise Products Operating LLC	5.25	01/31/20	305,669
	850	Enterprise Products Operating LLC	5.95	02/01/41	919,267
	175	Kinder Morgan Energy Partners LP	2.65	02/01/19	174,010
	875	Kinder Morgan Energy Partners LP	3.50	09/01/23	817,473
	200	Lukoil International Finance BV (Russia)	2.625	06/16/15	222,200
	225	Marathon Petroleum Corp.	5.125	03/01/21	243,303
	375	Marathon Petroleum Corp.	6.50	03/01/41	409,058
	555	Murphy Oil Corp.	3.70	12/01/22	518,281

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	500	Nexen, Inc. (Canada)	6.40		05/15/37		550,130
	250	Phillips 66	4.30		04/01/22		255,315
	675	Pioneer Natural Resources Co.	3.95		07/15/22		679,264
	670	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		797,988
	675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19		865,568
	355	Sinopec Group Overseas Development 2012 Ltd. (China) (a)	2.75		05/17/17		362,774
	225	Spectra Energy Capital LLC	8.00		10/01/19		273,960
	170	Tesoro Corp.	5.375		10/01/22		163,200
	875	Weatherford International Ltd.	4.50		04/15/22		867,514

							15,049,423

		Finance (43.1%)
EUR	200	Aabar Investments PJSC (Germany)	4.00		05/27/16		310,614
	$390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21		404,855
	450	Abbey National Treasury Services PLC (United Kingdom)	3.05		08/23/18		457,686
	1,005	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17		1,076,164
	375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23		352,876
	475	Alexandria Real Estate Equities, Inc.	4.60		04/01/22		478,189
	325	American Campus Communities Operating Partnership LP	3.75		04/15/23		307,907
	1,285	American Financial Group, Inc.	9.875		06/15/19		1,668,945
	375	American International Group, Inc.	4.875		06/01/22		402,999
	720	American International Group, Inc.	6.40		12/15/20		849,709
	350	American International Group, Inc.	8.25		08/15/18		437,295
	1,495	American Tower Corp.	3.50		01/31/23		1,314,856
	175	Ares Capital Corp.	5.75		02/01/16		188,781
	825	Banco de Credito del Peru (Peru) (a)	6.125	(e)	04/24/27		810,563
	1,930	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		2,151,815
	800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21		836,000
	610	Bear Stearns Cos., LLC (The)	5.55		01/22/17		677,522
	300	Billion Express Investments Ltd. (China)	0.75		10/18/15		312,075
	540	BNP Paribas SA (France)	5.00		01/15/21		585,069
	75	Boston Properties LP	3.80		02/01/24		72,242
	385	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		422,583
	936	Capital One Bank, USA NA	3.375		02/15/23		877,215
	170	Citigroup, Inc.	5.50		09/13/25		175,219
	170	Citigroup, Inc.	6.675		09/13/43		183,689
	1,200	Citigroup, Inc.	8.125		07/15/39		1,671,949
	400	Citigroup, Inc.	8.50		05/22/19		511,492
	700	CNA Financial Corp.	7.35		11/15/19		854,114
	260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	06/30/19	(f)	340,194
	825	Credit Suisse AG (Switzerland) (a)	6.50		08/08/23		836,519
	800	Deutsche Annington Finance BV (Germany) (a)(d)	5.00		10/02/23		795,760
	665	Deutsche Bank AG (Germany)	4.296	(e)	05/24/28		601,755
	800	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		860,282
	425	Discover Bank	7.00		04/15/20		501,347
	715	Discover Financial Services	3.85		11/21/22		683,463
	1,060	Ford Motor Credit Co., LLC	4.207		04/15/16		1,124,018
	600	Ford Motor Credit Co., LLC	5.00		05/15/18		658,831
	850	Ford Motor Credit Co., LLC	5.875		08/02/21		946,384
	545	General Electric Capital Corp.	5.30		02/11/21		593,639
	595	General Electric Capital Corp., MTN	5.875		01/14/38		659,015
	1,145	General Electric Capital Corp., Series G	3.15		09/07/22		1,084,721
	1,650	General Electric Capital Corp., Series G	6.00		08/07/19		1,922,648
	620	Genworth Financial, Inc.	7.70		06/15/20		732,927
	1,170	Goldman Sachs Group, Inc. (The)	2.375		01/22/18		1,162,884
	1,310	Goldman Sachs Group, Inc. (The)	3.625		01/22/23		1,255,137
	900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37		942,110

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,057,772
550	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	648,492
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	677,978
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,869,625
400	Healthcare Trust of America Holdings LP (a)	3.70		04/15/23	375,638
300	Host Hotels & Resorts LP, Series D	3.75		10/15/23	278,263
485	HSBC Finance Corp.	6.676		01/15/21	554,662
440	HSBC Holdings PLC (United Kingdom)	4.00		03/30/22	448,506
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	800,757
750	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	758,922
375	ING US, Inc.	5.65	(e)	05/15/53	344,164
935	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	920,102
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	308,450
340	JPMorgan Chase & Co.	3.20		01/25/23	318,706
1,675	JPMorgan Chase & Co.	3.375		05/01/23	1,522,039
1,745	JPMorgan Chase & Co.	4.50		01/24/22	1,823,366
550	Kilroy Realty LP	3.80		01/15/23	517,337
275	Lincoln National Corp.	7.00		06/15/40	348,488
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	766,786
625	Markel Corp.	3.625		03/30/23	595,113
555	Merrill Lynch & Co., Inc.	7.75		05/14/38	689,320
3,625	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	4,276,347
600	Metlife Capital Trust IV (a)	7.875		12/15/37	678,000
830	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85		03/21/18	811,647
600	National Retail Properties, Inc.	3.30		04/15/23	546,324
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,488,959
775	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	832,027
450	Piedmont Operating Partnership LP	3.40		06/01/23	410,138
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	417,843
1,035	Post Apartment Homes LP	3.375		12/01/22	963,674
350	Principal Financial Group, Inc.	1.85		11/15/17	347,321
425	Principal Financial Group, Inc.	8.875		05/15/19	551,506
925	Protective Life Corp.	7.375		10/15/19	1,119,837
675	Prudential Financial, Inc.	5.625	(e)	06/15/43	639,144
135	Prudential Financial, Inc., MTN	6.625		12/01/37	161,977
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	818,049
575	Realty Income Corp.	3.25		10/15/22	530,509
610	Royal Bank of Scotland Group PLC (United Kingdom)	6.125		12/15/22	616,672
280	Santander Holdings USA, Inc.	3.45		08/27/18	286,279
700	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	710,135
495	SLM Corp., MTN	8.00		03/25/20	536,456
775	Societe Generale SA (France) (a)	5.20		04/15/21	844,312
510	Standard Chartered PLC (United Kingdom) (a)	3.95		01/11/23	480,646
610	Turkiye Is Bankasi (Turkey) (a)	3.75		10/10/18	568,825
250	Wachovia Bank NA	6.60		01/15/38	303,175
575	Weingarten Realty Investors	3.375		10/15/22	534,623

					69,192,968

	Industrials (5.8%)
522	Anixter, Inc.	5.625		05/01/19	540,270
685	Ball Corp.	4.00		11/15/23	618,213
500	Bemis Co., Inc.	4.50		10/15/21	518,550
505	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	573,175
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	964,312
480	CRH America, Inc.	8.125		07/15/18	584,885
255	Deere & Co.	3.90		06/09/42	226,453
248	General Cable Corp.	4.50	(g)	11/15/29	281,015
1,060	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,121,664
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	618,810
950	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	949,151
915	L-3 Communications Corp.	4.95		02/15/21	970,413
510	MasTec, Inc.	4.875		03/15/23	479,400

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

500	Silgan Holdings, Inc. (a)	5.50		02/01/22	488,750
269	Trinity Industries, Inc.	3.875		06/01/36	327,676

					9,262,737

	Technology (2.7%)
245	CACI International, Inc.	2.125		05/01/14	312,987
235	Hewlett-Packard Co.	2.60		09/15/17	237,516
495	Hewlett-Packard Co.	4.65		12/09/21	486,961
775	Intel Corp.	2.70		12/15/22	721,212
234	Intel Corp.	2.95		12/15/35	253,890
255	Lam Research Corp.	1.25		05/15/18	308,072
400	NetApp, Inc.	2.00		12/15/17	394,196
264	Nuance Communications, Inc.	2.75		11/01/31	268,125
438	Salesforce.com, Inc. (a)	0.25		04/01/18	470,850
276	SanDisk Corp.	1.50		08/15/17	366,390
355	Take-Two Interactive Software, Inc.	1.75		12/01/16	422,894

					4,243,093

	Utilities (5.6%)
775	Boston Gas Co. (a)	4.487		02/15/42	729,926
530	CEZ AS (Czech Republic) (a)	4.25		04/03/22	532,120
495	CMS Energy Corp.	5.05		03/15/22	531,130
280	CMS Energy Corp.	6.25		02/01/20	323,140
750	EDP Finance BV (Portugal) (a)	4.90		10/01/19	743,437
675	Enel Finance International N.V. (Italy) (a)	5.125		10/07/19	705,143
210	Enel SpA (Italy) (a)	8.75	(e)	09/24/73	214,315
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,402,351
575	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00		09/11/19	610,275
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	862,416
775	PPL WEM Holdings PLC (a)	3.90		05/01/16	812,828
590	Puget Energy, Inc.	6.50		12/15/20	660,854
870	TransAlta Corp. (Canada)	4.50		11/15/22	830,305

					8,958,240

	Total Corporate Bonds (Cost $149,919,920)				154,064,379

	Asset-Backed Securities (0.8%)
	CVS Pass-Through Trust
964		6.036		12/10/28	1,065,112
110	(a)	8.353		07/10/31	139,971

	Total Asset-Backed Securities (Cost $1,074,834)				1,205,083

NUMBER OF SHARES					VALUE
	Convertible Preferred Stocks (0.3%)
	Electric Utilities
5,800	NextEra Energy, Inc. (h)				316,912
4,350	PPL Corp. (h)				233,725

	Total Convertible Preferred Stocks (Cost $566,588)				550,637

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Investments (1.4%)
	U.S. Treasury Securities (0.3%)
	U.S. Treasury Bills
$40	(i)(j)	0.019%		01/30/14	39,999
5	(i)(j)	0.02		01/30/14	5,000
5	(i)(j)	0.053		01/30/14	5,000
5	(i)(j)	0.062		01/30/14	5,000
100	(i)(j)	0.067		01/30/14	99,999
390	(i)(j)	0.074		01/30/14	389,995

	Total U.S. Treasury Securities (Cost $544,878)				544,993

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.1%)
1,763	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k)(Cost $1,763,320)		1,763,320

	Total Short-Term Investments (Cost $2,308,198)		2,308,313

	Total Investments (Cost $153,869,540) (l)(m)	98.6%	158,128,412
	Other Assets in Excess of Liabilities	1.4	2,250,179

	Net Assets	100.0%	$160,378,591

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	When-issued security.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rate for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2013.
(g)	Step Bond — Coupon rate decreases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(h)	Non-income producing security.
(i)	Rates shown are the yields to maturity at September 30, 2013.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(k)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(m)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at September 30, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank	EUR	590,333		$779,637	10/04/13	$(18,999)
UBS AG		$798,608	EUR	590,333	10/04/13	28
UBS AG	EUR	590,333		$798,670	11/05/13	(29)

		Net Unrealized Depreciation				$(19,000)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Futures Contracts Open at September 30, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
230	Long	U.S. Treasury 2 yr. Note, Dec-13	$50,661,094	$122,187
149	Long	U.S. Treasury Ultra Long Bond, Dec-13	21,171,969	135,623
9	Short	U.S. Treasury 5 yr. Note, Dec-13	(1,089,422)	(3,726)
35	Short	U.S. Treasury 30 yr. Bond, Dec-13	(4,668,125)	(101,250)
152	Short	U.S. Treasury 10 yr. Note, Dec-13	(19,211,375)	(268,684)

		Net Unrealized Depreciation		$(115,850)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Credit Default Swap Agreements Open at September 30, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank
Alcoa, Inc.	Buy	$850	1.00%	9/20/18	$(17,090)	$88,874	$71,784	BBB-
Barclays Bank
Quest Diagnostics Inc.	Buy	845	1.00	12/20/18	(5,915)	—	(5,915)	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	1,700	1.00	6/20/18	11,981	9,390	21,371	NR
JPMorgan Chase
Kohl’s Corporation	Buy	950	1.00	6/20/18	(41,777)	53,992	12,215	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	385	1.00	6/20/18	325	4,515	4,840	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.20	Sell	845	1.00	6/20/18	10,472	25	10,497	NR

Total Credit Default Swaps		$5,575			$(42,004)	$156,796	$114,792

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$2,000	3 Month LIBOR	Receive	2.04%	02/13/23	$103,516
Deutsche Bank	2,185	3 Month LIBOR	Receive	2.80	05/01/43	334,540
Deutsche Bank	6,510	3 Month LIBOR	Receive	3.03	05/14/43	717,171
Goldman Sachs	2,200	3 Month LIBOR	Receive	2.42	03/22/22	12,675
JPMorgan Chase	1,069	3 Month LIBOR	Receive	2.43	03/22/22	4,839
JPMorgan Chase	3,960	3 Month LIBOR	Receive	2.09	02/15/23	187,938
Morgan Stanley & Co., LLC*	20,566	3 Month LIBOR	Receive	0.48	08/01/15	(25,922)
Royal Bank of Canada	2,000	3 Month LIBOR	Receive	2.06	02/06/23	99,057

		Net Unrealized Appreciation				$1,433,814

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

Currency Abbreviations

EUR	Euro.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.5%)
	Australia (4.2%)
	Airports
53,018	Sydney Airport	$194,456

	Diversified
221,026	DUET Group (a)	449,485

	Oil & Gas Storage & Transportation
83,874	APA Group (a)	467,342

	Toll Roads
75,579	Macquarie Atlas Roads Group	172,786
251,610	Transurban Group	1,596,236

		1,769,022

	Transmission & Distribution
67,443	Spark Infrastructure Group (a)	104,453

	Total Australia	2,984,758

	Austria (0.8%)
	Airports
8,480	Flughafen Wien AG	574,038

	Brazil (1.6%)
	Water
116,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	1,161,336

	Canada (13.0%)
	Oil & Gas Storage & Transportation
78,240	Enbridge, Inc.	3,267,691
135,990	TransCanada Corp. (a)	5,974,028

	Total Canada	9,241,719

	China (6.1%)
	Oil & Gas Storage & Transportation
397,500	Beijing Enterprises Holdings Ltd. (b)	2,868,239
239,000	China Gas Holdings Ltd. (b)	260,664
56,000	ENN Energy Holdings Ltd. (b)	311,061

		3,439,964

	Ports
130,293	China Merchants Holdings International Co., Ltd. (b)	473,324

	Toll Roads
362,000	Jiangsu Expressway Co., Ltd., H Shares (b)	426,832

	Total China	4,340,120

	France (3.6%)
	Communications
40,351	Eutelsat Communications SA	1,276,084
45,575	SES SA	1,304,459

	Total France	2,580,543

	Germany (2.0%)
	Airports
19,865	Fraport AG Frankfurt Airport Services Worldwide	1,394,765

	Italy (6.0%)
	Oil & Gas Storage & Transportation
427,846	Snam SpA	2,168,222

	Toll Roads
54,232	Atlantia SpA	1,104,670
53,155	Societa Iniziative Autostradali e Servizi SpA	523,465

		1,628,135

	Transmission & Distribution
106,550	Terna Rete Elettrica Nazionale SpA	481,306

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Total Italy	4,277,663

	Japan (1.3%)
	Oil & Gas Storage & Transportation
174,000	Tokyo Gas Co., Ltd.	956,449

	Luxembourg (1.2%)
	Communications
34,650	Intelsat SA (c)	831,600

	Netherlands (1.5%)
	Oil & Gas Storage & Transportation
19,314	Koninklijke Vopak N.V.	1,105,883

	Spain (2.2%)
	Diversified
41,073	Ferrovial SA	740,664

	Toll Roads
22,273	Abertis Infraestructuras SA (a)	434,020

	Transmission & Distribution
6,300	Red Electrica Corp., SA	359,644

	Total Spain	1,534,328

	Switzerland (1.4%)
	Airports
1,854	Flughafen Zuerich AG (Registered)	976,674

	United Kingdom (7.8%)
	Transmission & Distribution
345,080	National Grid PLC	4,082,361

	Water
19,793	Pennon Group PLC	224,152
31,740	Severn Trent PLC	906,137
33,130	United Utilities Group PLC	370,703

		1,500,992

	Total United Kingdom	5,583,353

	United States (43.8%)
	Communications
33,820	American Tower Corp. REIT	2,507,076
33,730	Crown Castle International Corp. (c)	2,463,302
36,900	SBA Communications Corp., Class A (c)	2,968,974

		7,939,352

	Diversified
87,140	CenterPoint Energy, Inc.	2,088,746

	Oil & Gas Storage & Transportation
5,840	Atmos Energy Corp.	248,726
35,830	Cheniere Energy, Inc. (c)	1,223,236
37,559	Enbridge Energy Management LLC (c)	1,080,948
55,910	Kinder Morgan, Inc.	1,988,719
31,970	NiSource, Inc.	987,553
36,200	Oneok, Inc.	1,930,184
3,250	SemGroup Corp., Class A	185,315
28,200	Sempra Energy	2,413,920
61,566	Spectra Energy Corp.	2,107,404
72,610	Williams Cos., Inc. (The)	2,640,100

		14,806,105

	Transmission & Distribution
20,420	ITC Holdings Corp.	1,916,621
34,198	Northeast Utilities	1,410,668
46,050	PG&E Corp.	1,884,366

		5,211,655

	Water
26,380	American Water Works Co., Inc.	1,088,966

	Total United States	31,134,824

	Total Common Stocks (Cost $51,570,351)	68,678,053

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

NUMBER OF RIGHTS
	Rights (0.1%)
	Spain (0.1%)
	Toll Roads
22,273	Abertis Infraestructuras SA (a)(c) (Cost $11,226)		21,665

NUMBER OF SHARES (000)
	Short-Term Investments (13.3%)
	Securities held as Collateral on Loaned Securities (10.0%)
	Investment Company (6.6%)
4,732	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $4,731,640)		4,731,640

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (3.4%)
$1,307	Merrill Lynch & Co., Inc. (0.03%, dated 09/30/13, due 10/01/13; proceeds $1,307,334; fully collateralized by a U.S. Government Obligation; 0.75% due 02/28/18; valued at $1,333,479)		1,307,332
1,089	Barclays Capital, Inc. (0.06%, dated 09/30/13, due 10/01/13; proceeds $1,089,446; fully collateralized by a U.S. Government Obligation; 0.25% due 09/15/15; valued at $1,111,233)		1,089,444

	Total Repurchase Agreements (Cost $2,396,776)		2,396,776

	Total Securities held as Collateral on Loaned Securities (Cost $7,128,416)		7,128,416

NUMBER OF SHARES (000)
	Investment Company (3.3%)
2,363	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $2,362,737)		2,362,737

	Total Short-Term Investments (Cost $9,491,153)		9,491,153

	Total Investments (Cost $61,072,730) (e)(f)	109.9%	78,190,871
	Liabilities in Excess of Other Assets	(9.9)	(7,035,286)

	Net Assets	100.0%	$71,155,585

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were $6,777,475 and $7,161,511, respectively. The Portfolio received cash collateral of $7,128,416 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of $33,095 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The fair value and percentage of net assets, $26,308,574 and 37.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Summary of Investments ¡ September 30, 2013 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$32,185,684		45.3%
Communications	11,351,495		16.0
Transmission & Distribution	10,239,419		14.4
Toll Roads	4,279,674		6.0
Water	3,751,294		5.3
Diversified	3,278,895		4.6
Airports	3,139,933		4.4
Investment Company	2,362,737		3.3
Ports	473,324		0.7

	$71,062,455	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Belgium (1.6%)
	Chemicals
17,048	Umicore SA (a)	$828,328

	Finland (1.6%)
	Machinery
9,741	Kone Oyj, Class B (a)	870,362

	France (16.0%)
	Commercial Banks
20,041	BNP Paribas SA	1,356,490
86,163	Credit Agricole SA (b)	950,820
21,573	Societe Generale SA	1,075,892

		3,383,202

	Electrical Equipment
16,330	Schneider Electric SA	1,381,728

	Hotels, Restaurants & Leisure
21,598	Accor SA	898,406

	Insurance
60,501	AXA SA	1,404,059

	Media
28,454	SES SA	814,418

	Multi-Utilities
36,207	Suez Environnement Co.	587,457

	Total France	8,469,270

	Germany (14.3%)
	Automobiles
18,483	Daimler AG (Registered)	1,440,674
5,101	Volkswagen AG (Preference)	1,202,368

		2,643,042

	Health Care Providers & Services
6,320	Fresenius SE & Co., KGaA	785,087

	Industrial Conglomerates
13,146	Siemens AG (Registered)	1,584,870

	Insurance
4,955	Muenchener Rueckversicherungs AG (Registered)	969,225

	Pharmaceuticals
13,690	Bayer AG (Registered)	1,614,245

	Total Germany	7,596,469

	Netherlands (2.2%)
	Media
58,247	Reed Elsevier N.V.	1,170,615

	Portugal (1.3%)
	Oil, Gas & Consumable Fuels
42,495	Galp Energia SGPS SA	708,184

	Spain (4.4%)
	Commercial Banks
114,776	Banco Bilbao Vizcaya Argentaria SA	1,289,452

	Information Technology Services
29,253	Amadeus IT Holding SA, Class A (a)	1,038,138

	Total Spain	2,327,590

	Sweden (3.0%)
	Household Products
32,405	Svenska Cellulosa AB SCA, Class B	817,674

	Wireless Telecommunication Services
8,547	Millicom International Cellular SA SDR (a)	755,427

	Total Sweden	1,573,101

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Switzerland (14.7%)
	Food Products
34,327	Nestle SA (Registered)	2,404,336

	Insurance
4,159	Zurich Insurance Group AG (b)	1,071,129

	Pharmaceuticals
27,388	Novartis AG (Registered)	2,105,200
8,084	Roche Holding AG (Genusschein)	2,180,721

		4,285,921

	Total Switzerland	7,761,386

	United Kingdom (39.3%)
	Aerospace & Defense
62,158	Rolls-Royce Holdings PLC (b)	1,120,198

	Commercial Banks
253,717	Barclays PLC	1,091,601
186,157	HSBC Holdings PLC	2,017,424

		3,109,025

	Household Products
16,776	Reckitt Benckiser Group PLC	1,227,570

	Insurance
68,890	Prudential PLC	1,284,288

	Media
47,408	British Sky Broadcasting Group PLC	668,201

	Metals & Mining
198,969	Glencore Xstrata PLC (b)	1,085,341

	Oil, Gas & Consumable Fuels
62,626	BG Group PLC	1,197,180
210,658	BP PLC	1,477,951
46,891	Royal Dutch Shell PLC, Class A	1,548,880
50,799	Tullow Oil PLC	842,780

		5,066,791

	Pharmaceuticals
61,595	GlaxoSmithKline PLC	1,548,063

	Professional Services
55,512	Experian PLC	1,057,346

	Tobacco
26,765	British American Tobacco PLC	1,420,164
31,257	Imperial Tobacco Group PLC	1,158,074

		2,578,238

	Wireless Telecommunication Services
580,790	Vodafone Group PLC	2,047,997

	Total United Kingdom	20,793,058

	Total Common Stocks (Cost $35,432,084)	52,098,363

NUMBER OF RIGHTS		VALUE
	Rights (0.2%)
	United Kingdom (0.2%)
	Commercial Banks
64,344	Barclays PLC (b)	84,115

	Spain (0.0%)
	Commercial Banks
114,776	BBVA (b)	15,682

	Total Rights (Cost $15,365)	99,797

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (4.8%)
	Securities held as Collateral on Loaned Securities (4.7%)
	Investment Company (4.2%)
2,233	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)(Cost $2,232,748)	2,232,748

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.5%)
183	Barclays Capital, Inc. (0.06%, dated 09/30/13, due 10/01/13; proceeds $183,479; fully collateralized by a U.S. Government Obligation; 0.63% due 09/30/17; valued at $187,149)	183,479
61	BNP Paribas Securities Corp. (0.05%, dated 09/30/13, due 10/01/13; proceeds $61,159; fully collateralized by a U.S. Government Obligation; 2.75% due 02/15/19; valued at $62,384)	61,159

	Total Repurchase Agreements (Cost $244,638)	244,638

	Total Securities held as Collateral on Loaned Securities (Cost $2,477,386)	2,477,386

NUMBER OF SHARES (000)			VALUE
	Investment Company (0.1%)
78	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)(Cost $78,001)		78,001

	Total Short-Term Investments (Cost $2,555,387)		2,555,387

	Total Investments (Cost $38,002,836) (d)(e)	103.4%	54,753,547
	Liabilities in Excess of Other Assets	(3.4)	(1,781,816)

	Net Assets	100.0%	$52,971,731

SDR	Swedish Depositary Receipt.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were $2,414,807 and $2,558,295, respectively. The Portfolio received cash collateral of $2,477,386 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of $80,909 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $52,098,363 and 98.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments ¡ September 30, 2013 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$7,881,476		15.1%
Pharmaceuticals	7,448,229		14.2
Oil, Gas & Consumable Fuels	5,774,975		11.0
Insurance	4,728,701		9.0
Wireless Telecommunication Services	2,803,424		5.4
Media	2,653,234		5.1
Automobiles	2,643,042		5.1
Tobacco	2,578,238		4.9
Food Products	2,404,336		4.6
Household Products	2,045,244		3.9
Industrial Conglomerates	1,584,870		3.0
Electrical Equipment	1,381,728		2.6
Aerospace & Defense	1,120,198		2.1
Metals & Mining	1,085,341		2.1
Professional Services	1,057,346		2.0
Information Technology Services	1,038,138		2.0
Hotels, Restaurants & Leisure	898,406		1.7
Machinery	870,362		1.7
Chemicals	828,328		1.6
Health Care Providers & Services	785,087		1.5
Multi-Utilities	587,457		1.1
Investment Company	78,001		0.1

	$52,276,161	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Alternative Energy (1.0%)
34,296	Range Resources Corp.	$2,602,723

	Automobiles (2.8%)
38,878	Tesla Motors, Inc. (a)	7,519,783

	Biotechnology (3.5%)
116,468	Illumina, Inc. (a)	9,414,109

	Chemicals: Diversified (2.4%)
62,924	Monsanto Co.	6,567,378

	Commercial Services (7.1%)
161,014	Advisory Board Co. (The) (a)	9,577,113
135,384	Corporate Executive Board Co. (The)	9,831,586

		19,408,699

	Communications Technology (2.9%)
134,758	Motorola Solutions, Inc.	8,001,930

	Computer Services, Software & Systems (26.5%)
19,101	Baidu, Inc. ADR (China) (a)	2,964,093
505,477	Facebook, Inc., Class A (a)	25,395,164
19,792	Google, Inc., Class A (a)	17,336,011
28,815	LinkedIn Corp., Class A (a)	7,090,219
18,298	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,522,394
142,929	Salesforce.com, Inc. (a)	7,419,444
141,469	Solera Holdings, Inc.	7,479,466
34,899	Workday, Inc., Class A (a)	2,824,376

		72,031,167

	Computer Technology (3.3%)
12,799	Apple, Inc.	6,101,923
77,771	Yandex N.V., Class A (Russia) (a)	2,832,420

		8,934,343

	Consumer Lending (6.8%)
13,961	Mastercard, Inc., Class A	9,392,682
47,420	Visa, Inc., Class A	9,061,962

		18,454,644

	Diversified Retail (13.7%)
63,252	Amazon.com, Inc. (a)	19,775,105
598,108	Groupon, Inc. (a)	6,704,791
10,574	Priceline.com, Inc. (a)	10,689,785

		37,169,681

	Financial Data & Systems (2.5%)
169,477	MSCI, Inc. (a)	6,823,144

	Foods (1.5%)
107,856	Fiesta Restaurant Group, Inc. (a)	4,061,857

	Health Care Services (3.5%)
87,448	athenahealth, Inc. (a)	9,493,355

	Insurance: Property-Casualty (2.0%)
103,080	Arch Capital Group Ltd. (a)	5,579,720

	Medical Equipment (2.7%)
19,920	Intuitive Surgical, Inc. (a)	7,495,298

	Pharmaceuticals (6.3%)
133,156	Ironwood Pharmaceuticals, Inc. (a)	1,577,899
101,528	Mead Johnson Nutrition Co.	7,539,469
77,894	Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,126,681

		17,244,049

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Recreational Vehicles & Boats (2.8%)
237,672	Edenred (France)		7,718,978

	Restaurants (2.6%)
91,068	Starbucks Corp.		7,009,504

	Semiconductors & Components (1.3%)
85,049	First Solar, Inc. (a)		3,419,820

	Textiles Apparel & Shoes (2.5%)
34,733	Christian Dior SA (France)		6,814,219

	Total Common Stocks (Cost $154,690,286)		265,764,401

NUMBER OF SHARES (000)
	Short-Term Investment (2.6%)
	Investment Company
6,964	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b)(Cost $6,963,666)		6,963,666

	Total Investments (Cost $161,653,952) (c)(d)	100.3%	272,728,067
	Liabilities in Excess of Other Assets	(0.3)	(854,991)

	Net Assets	100.0%	$271,873,076

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(c)	The fair value and percentage of net assets, $14,533,197 and 5.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) swaps are marked-to-market daily based upon quotations from market makers; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$32,730,000	$—	$32,730,000
Commercial Paper	—	20,942,301	—	20,942,301
Certificates of Deposit	—	8,200,008	—	8,200,008
Floating Rate Notes	—	7,480,000	—	7,480,000
Extendible Floating Rate Notes	—	7,299,937	—	7,299,937
Tax-Exempt Instruments – Weekly Variable Rate Bond	—	3,000,000	—	3,000,000

Total Assets	$—	$79,652,246	$—	$79,652,246

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$28,601,179	$—	$28,601,179
Asset-Backed Securities	—	5,586,189	—	5,586,189
U.S. Treasury Securities	—	3,920,675	—	3,920,675
Agency Adjustable Rate Mortgages	—	2,184,704	—	2,184,704
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,083,129	—	1,083,129
Sovereign	—	444,748	—	444,748
Agency Fixed Rate Mortgages	—	248,409	—	248,409
Commercial Mortgage-Backed Security	—	99,075	—	99,075

Total Fixed Income Securities	—	42,168,108	—	42,168,108

Short-Term Investments
U.S. Treasury Security	—	69,999	—	69,999
Investment Company	736,567	—	—	736,567

Total Short-Term Investments	736,567	69,999	—	806,566

Futures Contracts	69,907	—	—	69,907
Credit Default Swap Agreements	—	7,419	—	7,419
Interest Rate Swap Agreements	—	132,315	—	132,315

Total Assets	806,474	42,377,841	—	43,184,315

Liabilities:
Futures Contracts	(16,297)	—	—	(16,297)
Credit Default Swap Agreements	—	(17,770)	—	(17,770)
Interest Rate Swap Agreements	—	(6,998)	—	(6,998)
Total Liabilities	(16,297)	(24,768)	—	(41,065)

Total	$790,177	$42,353,073	$—	$43,143,250

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$154,064,379	$—	$154,064,379
Asset-Backed Securities	—	1,205,083	—	1,205,083

Total Fixed Income Securities	—	155,269,462	—	155,269,462

Convertible Preferred Stocks	550,637	—	—	550,637
Short-Term Investments
U.S. Treasury Securities	—	544,993	—	544,993
Investment Company	1,763,320	—	—	1,763,320

Total Short-Term Investments	1,763,320	544,993	—	2,308,313

Foreign Currency Forward Exchange Contracts	—	28	—	28
Futures Contracts	257,810	—	—	257,810
Credit Default Swap Agreements	—	22,778	—	22,778
Interest Rate Swap Agreements	—	1,459,736	—	1,459,736

Total Assets	2,571,767	157,296,997	—	159,868,764

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(19,028)	—	(19,028)
Futures Contracts	(373,660)	—	—	(373,660)
Credit Default Swap Agreements	—	(64,782)	—	(64,782)
Interest Rate Swap Agreements	—	(25,922)	—	(25,922)
Total Liabilities	(373,660)	(109,732)	—	(483,392)

Total	$2,198,107	$157,187,265	$—	$159,385,372

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,139,933	$—	$3,139,933
Communications	8,770,952	2,580,543	—	11,351,495
Diversified	2,088,746	1,190,149	—	3,278,895
Oil & Gas Storage & Transportation	24,047,824	8,137,860	—	32,185,684
Ports	—	473,324	—	473,324
Toll Roads	—	4,258,009	—	4,258,009
Transmission & Distribution	5,211,655	5,027,764	—	10,239,419
Water	2,250,302	1,500,992	—	3,751,294

Total Common Stocks	42,369,479	26,308,574	—	68,678,053

Rights	21,665	—	—	21,665
Short-Term Investments
Investment Company	7,094,377	—	—	7,094,377
Repurchase Agreements	—	2,396,776	—	2,396,776

Total Short-Term Investments	7,094,377	2,396,776	—	9,491,153

Total Assets	$49,485,521	$28,705,350	$—	$78,190,871

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$1,120,198	$—	$1,120,198
Automobiles	—	2,643,042	—	2,643,042
Chemicals	—	828,328	—	828,328
Commercial Banks	—	7,781,679	—	7,781,679
Electrical Equipment	—	1,381,728	—	1,381,728
Food Products	—	2,404,336	—	2,404,336
Health Care Providers & Services	—	785,087	—	785,087
Hotels, Restaurants & Leisure	—	898,406	—	898,406
Household Products	—	2,045,244	—	2,045,244
Industrial Conglomerates	—	1,584,870	—	1,584,870
Information Technology Services	—	1,038,138	—	1,038,138
Insurance	—	4,728,701	—	4,728,701
Machinery	—	870,362	—	870,362
Media	—	2,653,234	—	2,653,234
Metals & Mining	—	1,085,341	—	1,085,341
Multi-Utilities	—	587,457	—	587,457
Oil, Gas & Consumable Fuels	—	5,774,975	—	5,774,975
Pharmaceuticals	—	7,448,229	—	7,448,229
Professional Services	—	1,057,346	—	1,057,346
Tobacco	—	2,578,238	—	2,578,238
Wireless Telecommunication Services	—	2,803,424	—	2,803,424

Total Common Stocks	—	52,098,363	—	52,098,363

Rights	99,797	—	—	99,797
Short-Term Investments
Investment Company	2,310,749	—	—	2,310,749
Repurchase Agreements	—	244,638	—	244,638

Total Short-Term Investments	2,310,749	244,638	—	2,555,387

Total Assets	$2,410,546	$52,343,001	$—	$54,753,547

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Alternative Energy	$2,602,723	$—	$—	$2,602,723
Automobiles	7,519,783	—	—	7,519,783
Biotechnology	9,414,109	—	—	9,414,109
Chemicals: Diversified	6,567,378	—	—	6,567,378
Commercial Services	19,408,699	—	—	19,408,699
Communications Technology	8,001,930	—	—	8,001,930
Computer Services, Software & Systems	72,031,167	—	—	72,031,167
Computer Technology	8,934,343	—	—	8,934,343
Consumer Lending	18,454,644	—	—	18,454,644
Diversified Retail	37,169,681	—	—	37,169,681
Financial Data & Systems	6,823,144	—	—	6,823,144
Foods	4,061,857	—	—	4,061,857
Health Care Services	9,493,355	—	—	9,493,355
Insurance: Property-Casualty	5,579,720	—	—	5,579,720
Medical Equipment	7,495,298	—	—	7,495,298
Pharmaceuticals	17,244,049	—	—	17,244,049
Recreational Vehicles & Boats	—	7,718,978	—	7,718,978
Restaurants	7,009,504	—	—	7,009,504
Semiconductors & Components	3,419,820	—	—	3,419,820
Textiles Apparel & Shoes	—	6,814,219	—	6,814,219

Total Common Stocks	251,231,204	14,533,197	—	265,764,401

Short-Term Investment-Investment Company	6,963,666	—	—	6,963,666

Total Assets	$258,194,870	$14,533,197	$—	$272,728,067

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Convertible Preferred Stocks
Beginning Balance	$1,612,263
Purchases	177,270
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(374,409)
Change in unrealized appreciation/depreciation	227,961
Realized gains (losses)	(1,643,085)
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

Transactions with Affiliates The following Portfolios had transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for the period ended September 30, 2013:

PORTFOLIO	VALUE DECEMBER 31, 2012	PURCHASES AT COST**	SALES**	NET REALIZED GAIN**	INTEREST INCOME**	VALUE SEPTEMBER 30, 2013
Limited Duration	$449,075	$102,497	$741	$—	$9,470	$537,932	*
Income Plus	2,095,151	1,653,156	2,062,776	481,934	49,856	2,542,349	*

*	Citigroup Inc. and its affiliated broker dealer ceased to be affiliates of the Fund pursuant to Section 17 of the Act as of July 1, 2013.
**	Data represents transactions prior to June 30, 2013.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013